Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 4-26-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				5/16/2014
2	Payment Date				5/20/2014
3	Collection Period			3/30/2014	4/26/2014	28
4	Monthly Interest Period - Actual/360			4/21/2014	5/19/2014	29
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	244,000,000.00	—	—	—	—
7	Class A-2 Notes	385,000,000.00	—	—	—	—
8	Class A-3 Notes	490,000,000.00	289,030,882.43	22,871,302.88	266,159,579.55	0.5431828
9	Class A-4 Notes	131,000,000.00	131,000,000.00	—	131,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$420,030,882.43	$22,871,302.88	$397,159,579.55

11	Overcollateralization	38,659,864.85	38,659,864.85		38,659,864.85

12	Adjusted Pool Balance	$1,288,659,864.85	$458,690,747.28	$22,871,302.88	$435,819,444.40

13	YSOC	62,838,901.04	19,004,275.54		17,874,230.73

14	Net Pool Balance	$1,351,498,765.89	$477,695,022.82	$22,871,302.88	$453,693,675.13

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.43878%	—	—	—	—
16	Class A-2 Notes	0.61000%	—	—	—	—
17	Class A-3 Notes	0.85000%	204,730.21	0.4178168	23,076,033.09	47.0939451
18	Class A-4 Notes	1.15000%	125,541.67	0.9583333	125,541.67	0.9583333

	Total Securities		330,271.88		23,201,574.76

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					14,386,983.68
20	Scheduled Interest Payments Received					1,094,697.23
21	Prepayments of Principal Received					105,062.90
22	Liquidation Proceeds					9,163,790.42
23	Recoveries Received					150,753.47
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					24,901,287.70

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					159.00

28	Total Available Funds, prior to Servicer Advances					24,901,446.70

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					24,901,446.70

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					24,901,446.70

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					398,079.19
35	Class A Noteholder Interest (Item 50)					330,271.88
36	Principal Distribution Amount (Item 75)					22,871,302.88
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,301,792.76

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	398,079.19	—	398,079.19

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	204,730.21	—	204,730.21
45	Class A-4 Interest	125,541.67	—	125,541.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	330,271.88	—	330,271.88

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			458,690,747.28
52	Beginning Net Pool Balance		477,695,022.82
53	Receipts of Scheduled Principal		(14,386,983.68)
54	Receipts of Prepaid Principal		(105,062.90)
55	Liquidation Proceeds		(9,163,790.42)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(345,510.69)

59	Ending Net Pool Balance		453,693,675.13
60	Yield Supplement Overcollateralization Amount		17,874,230.73

61	Adjusted Pool Balance		435,819,444.40
62	Less: Adjusted Pool Balance - End of Collection Period			435,819,444.40

63	Calculated Principal Distribution Amount			22,871,302.88

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			24,901,446.70
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			398,079.19
67	Less: Interest Paid to Noteholders (Item 35)			330,271.88
68	Less: Calculated Principal Distribution (Item 63)			22,871,302.88

69	Equals: Remaining Available Funds before Servicer Advance			1,301,792.76
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,301,792.76
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			22,871,302.88

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.32, and (b) the aggregate note balance)			6,443,299.32
81	Initial Reserve Account Balance			1,288,659.86
82	Beginning Reserve Account Balance			6,443,299.32
83	Plus: Net Investment Income for the Collection Period			159.00

84	Subtotal: Reserve Fund Available for Distribution			6,443,458.32
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,458.32
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			159.00

89	Equals: Ending Reserve Account Balance			6,443,299.32

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,351,498,766	453,693,675
92	Number of Current Contracts		56,817	36,397
93	Weighted Average Loan Rate		3.15%	3.01%
94	Average Remaining Term		57.9	32.2
95	Average Original Term		62.5	64.1
96	Monthly Prepayment Rate			1.26%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		13	345,510.69
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			150,753.47

100	Net Principal Losses for Current Collection Period		13	194,757.22

101	Beginning Net Principal Losses		563	6,727,637.95
102	Net Principal Losses for Current Collection Period		13	194,757.22

103	Cumulative Net Principal Losses		576	6,922,395.17

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,351,498,765.89)			0.51%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	99.01%	36,116	449,192,267.22
106	31 - 60 Days Delinquent	0.87%	245	3,954,572.44
107	61 - 90 Days Delinquent	0.12%	36	546,835.47

108	Total	100.00%	36,397	453,693,675.13

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month